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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/Michael Larson                  Kirkland, Washington   May 15, 2012
   -------------------------------    --------------------   ------------
           [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $ 15,780,085
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                              As of March 31, 2012

                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMOUNT PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
AUTONATION INC               COM              05329W102    82,300  2,398,716 SH          SOLE              2,398,716
BERSHIRE HATHAWAY INC DEL    CL B NEW         084670702 6,995,461 86,204,077 SH          SOLE             86,204,077
BP PLC                       SPONSORED ADR    055622104   320,985  7,133,000 SH          SOLE              7,133,000
CANADIAN NATL RY CO          COM              136375102   680,194  8,563,437 SH          SOLE              8,563,437
CATERPILLAR INC DEL          COM              149123101 1,074,829 10,090,400 SH          SOLE             10,090,400
CEMEX SAB DE CV              SPON ADR NEW     151290889    48,996  6,313,953 SH          SOLE              6,313,953
COCA COLA CO                 COM              191216100   864,585 11,682,000 SH          SOLE             11,682,000
COCA COLA FEMSA S A B DE C V SPON ADR REP L   191241108   658,201  6,214,719 SH          SOLE              6,214,719
COMCAST CORP NEW             CL A             20030N101    30,010  1,000,000 SH          SOLE              1,000,000
COSTCO WHSL CORP NEW         COM              22160K105   556,422  6,128,000 SH          SOLE              6,128,000
CROWN CASTLE INTL CORP       COM              228227104   284,457  5,332,900 SH          SOLE              5,332,900
CSX CORP                     COM              126408103   103,296  4,800,000 SH          SOLE              4,800,000
DIAMOND FOODS INC            COM              252603105    10,067    441,163 SH          SOLE                441,163
ECOLAB INC                   COM              278865100   269,496  4,366,425 SH          SOLE              4,366,425
EXPEDITORS INTL WASH INC     COM              302130109    85,950  1,848,000 SH          SOLE              1,848,000
EXXON MOBIL CORP             COM              30231G102   662,952  7,643,858 SH          SOLE              7,643,858
FEDEX CORP                   COM              31428X106   278,179  3,024,999 SH          SOLE              3,024,999
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106    17,935    218,000 SH          SOLE                218,000
GREATER CHINA FD INC         COM              39167B102     1,914    166,414 SH          SOLE                166,414
GRUPO TELEVISA SA            SPON ADR REP ORD 40049J206   355,811 16,879,103 SH          SOLE             16,879,103
LIBERTY GLOBAL INC           COM SER A        530555101   106,145  2,119,515 SH          SOLE              2,119,515
LIBERTY GLOBAL INC           COM SER C        530555309    33,835    706,507 SH          SOLE                706,507
MCDONALDS CORP               COM              580135101   968,492  9,872,500 SH          SOLE              9,872,500
REPUBLIC SVCS INC            COM              760759100    41,256  1,350,000 SH          SOLE              1,350,000
WAL MART STORES INC          COM              931142103   596,884  9,753,000 SH          SOLE              9,753,000
WASTE MGMT INC DEL           COM              94106L109   651,433 18,633,672 SH          SOLE             18,633,672